UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21259
                                                    ----------

                    GMAM Absolute Return Strategies Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 418-6307
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2006
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A Series of GMAM Absolute Return Strategies Fund, LLC)


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2006

      GMAM ABSOLUTE RETURN STRATEGY FUND I
      (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)


      TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                                          Page

      Report of Independent Registered Public Accounting Firm                1

      Schedule of Investments                                            2 - 5

      Statement of Assets, Liabilities and Members' Capital                  6

      Statement of Operations                                                7

      Statements of Changes in Members' Capital                              8

      Statement of Cash Flows                                                9

      Notes to Financial Statements                                    10 - 15

      Financial Highlights                                                  16

      Fund Management (Unaudited)                                      17 - 18

      Additional Information (Unaudited)                               19 - 21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Managers of
GMAM Absolute  Return  Strategies  Fund, LLC:

We have audited the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, of GMAM Absolute Return Strategy Fund I ("Fund I"), a series of GMAM Absolute Return Strategies Fund, LLC, as of March 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the four years ended March 31, 2006 and for the period from June 26, 2001 (commencement of operations) to March 31, 2002. These financial statements and financial highlights are the responsibility of Fund I's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Fund I is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Fund I's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and Investment Funds' investment sponsors. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fund I as of March 31, 2006, the results of its operations and cash flows for the year then ended, the changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the four years ended March 31, 2006 and for the period from June 26, 2001 (commencement of operations) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
New York, New York
May 25, 2006

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2006


------------------------------------------------------------------------------------------------------------------------------------

                                                                         PERCENTAGE
                                       INITIAL                 NUMBER       OF                        FIRST
                                     ACQUISITION                 OF       MEMBERS'     FAIR      REDEMPTION DATE
                                       DATE(X)      COST       SHARES     CAPITAL      VALUE      WITHOUT FEES**   LIQUIDITY**
                                        -----       ----       ------     -------      -----      --------------   -----------

INVESTMENTS IN INVESTMENT FUNDS ^ #
(94.33%)

CONVERTIBLE ARBITRAGE (X) (2.67%)
Aristeia International Limited,
  Class A                               Mar-03   $60,000,000   117,247     2.67%     $68,919,979        N/A        Quarterly

DISTRESSED INVESTMENT (X) (14.96%)
Avenue Europe International, Ltd.,
  Class F, Series 0306                  Aug-05    75,000,000     7,270     3.24%      83,716,544      9/30/07 (5)  Quarterly
Cerberus International, Ltd.,
  Class A                               Dec-01    45,000,000       151     3.03%      78,248,724        N/A        Quarterly
Greywolf Capital Overseas Fund,
  Class A Initial Series                Dec-04    74,169,400    59,398     3.28%      84,749,346     11/30/06      Annually
Greywolf Capital Overseas Fund,
  Class S Series 1                      Dec-05       231,149       231     0.01%         229,942       N/A(1)        N/A(1)
Greywolf Capital Overseas Fund,
  Class S Series 2                      Jan-06       165,476       165     0.01%         164,841       N/A(1)        N/A(1)
Greywolf Capital Overseas Fund,
  Class S Series 3                      Mar-06        93,113        93     0.01%          92,994       N/A(1)        N/A(1)
Greywolf Capital Overseas Fund,
  Class S Series 4                      Mar-06       426,762       427     0.02%         426,215       N/A(1)        N/A(1)
King Street Capital, L.P.               Jun-02    60,205,809         *     3.50%      90,262,956        N/A        Quarterly
King Street Capital, L.P.
   Special Investment                   Jan-06        35,599         *     0.00%          35,599       N/A(1)        N/A(1)
STYX International Fund, Ltd.,
   Series 1                             Apr-02    37,442,600    17,024     1.86%      48,049,374        N/A        Annually
                                                                                   -------------
                                                                                     385,976,535
                                                                                   -------------

EQUITY MARKET NEUTRAL (X) (2.94%)
Numeric European Market Neutral
  Offshore Fund I, L.P.                 Aug-03    34,894,296         *     1.67%      43,218,737        N/A         Monthly
Numeric Japanese Market Neutral
  Offshore Fund III Ltd., Class B
   Series 1                             Dec-02    25,000,000   250,000     1.27%      32,648,150        N/A         Monthly
                                                                                   -------------
                                                                                      75,866,887
                                                                                   -------------

EVENT DRIVEN (X) (10.28%)
Castlerigg International Limited,
   Class Aa Series I                    Nov-03    60,000,000   255,073     3.03%      78,174,706        N/A        Quarterly
Centaurus Alpha Fund, Ltd.,
   Voting A US $ Shares                 Dec-05    75,000,000   498,925     3.12%      80,517,548      6/30/06       Monthly
CNH MA I Ltd., Class C
   Series Initial                       Nov-01    20,054,405       199     0.91%      23,597,488        N/A        Quarterly
Empyrean Capital Overseas Fund
   Ltd., Class A Series I               Aug-04    75,000,000    73,531     3.22%      83,059,634       N/A (6)     Quarterly
                                                                                   -------------
                                                                                     265,349,376
                                                                                   -------------

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------

                                                                         PERCENTAGE
                                       INITIAL                 NUMBER       OF                        FIRST
                                     ACQUISITION                 OF       MEMBERS'     FAIR      REDEMPTION DATE
                                       DATE(X)      COST       SHARES     CAPITAL      VALUE      WITHOUT FEES**   LIQUIDITY**
                                        -----       ----       ------     -------      -----      --------------   -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
 (94.33%) (CONTINUED)

LONG/SHORT EQUITY (X) (35.69%)
Alson Signature Fund Offshore
   Ltd., Class A Series Oct 01, 2002    Apr-04   $50,000,000    43,089     2.41%     $62,226,765        N/A         Quarterly
Artis Technology Partners Ltd.,
   Class A Series I                     Jan-04    46,121,727   367,578     2.30%      59,469,875        N/A          Monthly
Artis Technology 2X Ltd., Class A
   Series I                             Aug-04    20,000,000   183,310     1.18%      30,449,467     2/28/07 (2)     Monthly
Black Bear Offshore Fund Limited,
   Class A                              Jan-02    30,000,000   126,047     2.55%      65,869,022        N/A         Quarterly
Front Point Offshore Healthcare
   Fund, L.P.                           May-05    75,000,000         *     3.24%      83,489,918        N/A         Quarterly
Front Point Offshore Value
   Discovery Fund, L.P.                 May-04    80,000,000         *     3.87%      99,784,817        N/A         Quarterly
Kinyan Capital, L.P.                    Aug-05    20,000,000         *     0.82%      21,038,656     9/30/07        Quarterly
Kinyan Capital Offshore Fund., Ltd.
   Class A Series 2                     Aug-05    30,000,000   286,691     1.22%      31,425,185     9/30/07        Quarterly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 2 (01 Jan)                    Jan-06    25,000,000   161,658     1.08%      27,737,563    12/31/06         Monthly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 14 (01 Dec)                   Dec-05    25,000,000   206,199     1.13%      29,118,658    11/30/06         Monthly
Longbow Capital International Fund,
   Ltd., Class C Series 1               Jan-06    25,000,000    25,000     0.98%      25,383,753     3/31/07        Quarterly
Longbow Partners, L.P.                  Jan-06    25,000,000         *     0.98%      25,412,827     3/31/07        Quarterly
Rosehill Japan Fund Ltd., Class A       Apr-02    15,000,000       788     0.80%      20,619,833        N/A         Quarterly
Rosehill Japan Fund Ltd., Class C       Apr-02    25,000,000     1,291     1.31%      33,781,049        N/A         Quarterly
Scout Capital Fund, Ltd., Class A
   Series 1                             Dec-01    64,945,547   477,802     3.48%      89,794,745        N/A         Quarterly
Stadia Capital Limited, Class AB
   Series 1                             Jan-04    63,835,728   443,200     3.01%      77,711,725        N/A         Quarterly
Tosca Fund Ltd., USD Class A            Apr-02    54,189,699   331,934     3.11%      80,286,887        N/A         Quarterly
Zaxis Offshore Limited, Class A1        Nov-01    48,601,863    36,809     2.22%      57,321,922        N/A          Monthly
                                                                                   -------------
                                                                                     920,922,667
                                                                                   -------------

MULTI-STRATEGY (X) (15.64%)
Deephaven Market Neutral Fund
   Ltd., Class A2 Series N-05/2004      May-04    75,000,000    75,156     3.53%      91,229,242      6/30/06 (3)   Quarterly
Double Black Diamond Ltd.,
   Series B - Unrestricted              Feb-04   100,000,000   515,478     4.41%     113,662,903     3/31/07 (4)    Quarterly
Shepherd Investments International
   Limited, Class B                     Jan-02    68,295,148    25,632     3.79%      97,756,233       N/A          Quarterly


                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------

                                                                         PERCENTAGE
                                       INITIAL                 NUMBER       OF                        FIRST
                                     ACQUISITION                 OF       MEMBERS'     FAIR      REDEMPTION DATE
                                       DATE(X)      COST       SHARES     CAPITAL      VALUE      WITHOUT FEES**   LIQUIDITY**
                                        -----       ----       ------     -------      -----      --------------   -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
 (94.33%) (CONTINUED)

MULTI-STRATEGY (X) (15.64%) (CONTINUED)
Shepherd Investments International
   Limited, Special Investment          Feb-06   $13,003,681    13,008     0.50%     $12,972,841        N/A (1)      N/A (1)
Silverback Offshore Ltd. (USD),
   Class A1 Series 12                   Apr-04     2,349,850     2,350     0.07%       1,889,100        N/A        Quarterly
UBS Global Equity Arbitrage
   Limited, Class M Series 1            Oct-01    73,441,004    76,590     3.34%      86,233,807        N/A        Quarterly
                                                                                  --------------
                                                                                     403,744,126
                                                                                  --------------

RELATIVE VALUE (X) (12.15%)
AQR Absolute Return Offshore
   Fund Ltd., Class A Series Initial    Aug-03    40,000,000       298     1.87%      48,266,324        N/A        Quarterly
Goldman Sachs Global Alpha Fund
  Plc., Class C Series 1                Mar-06    75,000,000   448,646     3.08%      79,466,505     9/30/06       Quarterly
Gracie International Credit
   Opportunities Fund, Ltd.,
   Class A Series 14                    Jan-06    60,000,000    53,650     2.40%      61,976,247     3/31/07       Quarterly
Gracie International Credit
   Opportunities Fund, Ltd.,
   Class A Series 15                    Jan-06     5,000,000     4,442     0.20%       5,131,018     3/31/07       Quarterly
Regiment Capital, Ltd. Series M         Feb-06    58,000,000   580,000     2.28%      58,740,370     6/30/08       Annually
The Obsidian (Offshore) Fund,
   Master Series Class III              Feb-04    20,000,000    18,221     0.85%      22,049,858        N/A        Quarterly
The Obsidian (Offshore) Fund,
   Master Series Class IV               Sep-01    35,000,000    33,623     1.47%      37,939,085        N/A        Quarterly
                                                                                  --------------
                                                                                     313,569,407
                                                                                  --------------


TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST $1,990,502,856)                   $2,434,348,977


INVESTMENT IN SHORT-TERM SECURITIES (1.59%)

JP Morgan Chase Nassau Time Deposit, 4.85%, March 31, 2006                           $41,070,519
                                                                                  --------------

TOTAL INVESTMENTS (COST $2,031,573,375 )                                           2,475,419,496
                                                                                  --------------

ASSETS IN EXCESS OF LIABILITIES (4.08%)                                              105,368,879
                                                                                  --------------

MEMBERS' CAPITAL (100%)                                                           $2,580,788,375
                                                                                  ==============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (CONCLUDED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL (X)


                                                                    PERCENT OF
                                                                     MEMBERS'
STRATEGY ALLOCATION                                                  CAPITAL
-----------------------------------------------------               ----------
Convertible Arbitrage                                                   2.67%
Distressed Investment                                                  14.96
Equity Market Neutral                                                   2.94
Event Driven                                                           10.28
Long/Short Equity                                                      35.69
Multi-Strategy                                                         15.64
Relative Value                                                         12.15
                                                                      -------
Total Investments in Investment Funds                                  94.33%
                                                                      =======

#     Non-income producing securities.

^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of March 31, 2006 was $1,990,502,856 and $2,434,348,977,
      respectively.

*     Security is a partnership that does not issue shares.

**    See discussion in Note 8 to the financial statements.

(X)   Initial acquisition dates and sector classifications are unaudited.

(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. See discussion in Note 8 to the financial statements.

(2) The initial subscription into Artis Technology 2X Ltd., Class A Series 1 in the amount of $10,000,000 is not subject to an early redemption fee. The subsequent subscriptions in the amounts of $5,000,000 and $5,000,000 may be redeemed without early redemption fees based on the valuation dates of February 28, 2007, and July 31, 2007, respectively.

(3) The initial subscription into Deephaven Market Neutral Fund Ltd., Class A2 Series N-05/2004 in the amount of $50,000,000 and the subsequent subscriptions in the amounts of $25,000,000 may be redeemed without early redemption fees based on the valuation dates of June 30, 2006, and September 30, 2006, respectively.

(4) The initial subscription into Double Black Diamond Ltd., Series B - Unrestricted in the amount of $50,000,000 and the subsequent subscriptions in the amounts of $50,000,000 may be redeemed without early redemption fees based on the valuation dates of March 31, 2007, and June 30, 2007, respectively.

(5) The initial subscription into Avenue Europe International, Ltd. Class F, Series 0306 in the amount of $37,500,000 and the subsequent subscription in the amount of $20,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2007. An additional subcription in the amount of $17,500,000 may be redeemed without early redemption fees based on the valuation date of December 31, 2007.

(6) The initial subscription into Empyrean Capital Overseas Fund Ltd., Class A Series I in the amount of $50,000,000 may be redeemed without early redemption fees. The subsequent subscription in the amount of $25,000,000 may be redeemed without early redemption fees based on the valuation date of June 30, 2006.


                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)



STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
MARCH 31, 2006
------------------------------------------------------------------------------------------

ASSETS
Investments in Investment Funds, at fair value (cost $1,990,502,856)        $2,434,348,977
Investment in Short-term Securities (cost $41,070,519)                          41,070,519
Receivable from redemption of investments in Investment Funds                  111,933,727
Interest receivable                                                                156,079
                                                                            --------------
         Total assets                                                        2,587,509,302
                                                                            --------------

LIABILITIES
Management fee payable                                                           6,184,732
Accounting and administration fees payable                                         105,442
Board of Managers' fees payable                                                     49,858
Other accrued expenses                                                             380,895
                                                                            --------------
         Total liabilities                                                       6,720,927
                                                                            --------------

MEMBERS' CAPITAL                                                            $2,580,788,375
                                                                            ==============

MEMBERS' CAPITAL:
       Represented by:
         Capital                                                            $2,176,151,661
         Net unrealized appreciation on investments                            443,846,121
         Accumulated net realized gain on investments                           14,785,154
         Accumulated net investment loss                                       (53,994,561)
                                                                            --------------
MEMBERS' CAPITAL                                                            $2,580,788,375
                                                                            ==============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006
-------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
       Dividends                                                                     $    388,635
       Interest                                                                         1,334,513
                                                                                     ------------
       Total investment income                                                          1,723,148
                                                                                     ------------


EXPENSES:
       Management fee                                                                  21,748,605
       Accounting and administration fees                                                 638,060
       Professional fees                                                                  360,195
       Board of Managers' fees                                                             70,000
       Miscellaneous expenses                                                             171,574
                                                                                     ------------
       Total  expenses                                                                 22,988,434
                                                                                     ------------

NET INVESTMENT LOSS                                                                   (21,265,286)
                                                                                     ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT IN
       INVESTMENT FUNDS
       Net realized gain on investments in Investment Funds                            18,243,952
       Net change in unrealized appreciation on investments in Investment Funds       242,591,229
                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN
       INVESTMENT FUNDS                                                               260,835,181
                                                                                     ------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM INVESTMENT OPERATIONS                                            $239,569,895
                                                                                     ============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)


STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
----------------------------------------------------------------------------------------------------------------------


                                                                                For the                    For the
                                                                               Year Ended                Year Ended
                                                                             March 31, 2006            March 31, 2005
                                                                             ==============            ==============
MEMBERS' CAPITAL, BEGINNING OF YEAR                                          $1,933,318,480            $1,144,829,064


     Capital contributions                                                      407,900,000               712,000,000

     Capital withdrawals                                                                 --                        --

     Net investment loss                                                        (21,265,286)              (17,876,907)

     Net realized gain/(loss) on investments in Investment Funds                 18,243,952                (2,275,620)

     Net change in unrealized appreciation on investments
           in Investment Funds                                                  242,591,229                96,641,943
                                                                             --------------            --------------

MEMBERS' CAPITAL, END OF YEAR                                                $2,580,788,375            $1,933,318,480
                                                                             ==============            ==============


ACCUMULATED NET INVESTMENT LOSS                                              $  (53,994,561)           $  (32,729,275)
                                                                             ==============            ==============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)


STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2006
-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment operations                           $ 239,569,895
      Adjustments to reconcile net increase in Members' Capital derived from investment operations to net cash used in operating activities:
                Purchases of investments in Investment Funds                                   (658,265,114)
                Proceeds from redemption of investments in Investment Funds                     269,062,814
                Proceeds from disposition of investments in Short-term Securities, net            1,315,392
                Net realized gain on investments in Investment Funds                            (18,243,952)
                Netcunrealizedvappreciationion investments in Investment Funds                 (242,591,229)
                Increase in interest receivable                                                    (156,079)
                Increase in management fee payable                                                1,357,967
                Decrease in accounting and administration fees payable                             (123,104)
                Increase in Board of Managers' fees payable                                          49,858
                Increase in other accrued expenses                                                  123,552
                                                                                              -------------
                Net cash used in operating activities                                          (407,900,000)
                                                                                              -------------

CASH FLOW FROM FINANCING ACTIVITIES
      Capital contributions                                                                     407,900,000
      Capital withdrawals                                                                                --
                                                                                              -------------
                Net cash provided by financing activities                                       407,900,000
                                                                                              -------------

NET CHANGE IN CASH                                                                                       --

CASH AT BEGINNING OF YEAR                                                                                --
                                                                                              -------------

CASH AT END OF YEAR                                                                           $          --
                                                                                              =============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006
--------------------------------------------------------------------------------

1.  ORGANIZATION

    GMAM Absolute Return Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

    The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company ("Fund I") which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the "Advisor"), an indirect wholly owned subsidiary of General Motors Corporation ("General Motors"). The Advisor manages the investment activities of Fund I pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the Company.

    Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and Fund I currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

2.  SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by each Portfolio Manager or Investment Fund to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund I's valuation. As a general matter, the fair value of the Fund I's interest in an Investment Fund represents the amount that the Fund I could reasonably expect to receive from an Investment Fund if the Fund I's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund I believes to be reliable. If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED)- the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

    INVESTMENT VALUATION - INVESTMENT IN SHORT-TERM SECURITIES - Fund I values its investments in Short-term Securities at cost, and records the accrued interest separately as a receivable.

    INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Dividend income and distributions from Investment Funds are recorded on ex-date. Interest income is recognized on an accrual basis.

    Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    NET ASSET VALUATION - Fund I's net asset value is determined as of the close of business on the last day of each month and on certain other days as determined by the Board of Managers. All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

    FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or another party pursuant to the Investment Advisory Agreement or another agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

    INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

    ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

3.  ALLOCATION OF PROFITS AND EXPENDITURES

    As of the last day of each fiscal period, the net profit or net loss for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period. Except as otherwise provided for in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement"), any expenditures payable by a Fund, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

4.  RELATED PARTY TRANSACTIONS

    The Advisor serves as a fiduciary to First Plaza Group Trust and General Motors Welfare Benefit Trust, each of which owns approximately 80% and 17%, respectively, of Fund I as of March 31, 2006. First Plaza Group Trust is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates. General Motors Welfare Benefit Trust is a welfare benefit trust representing employee welfare benefit plans of General Motors hourly employees. The Advisor also serves as a fiduciary to another of the remaining Members of Fund I as of March 31, 2006.

    MANAGEMENT FEE - The Advisor is currently paid a fee, calculated monthly and payable quarterly, of 1% per annum based on Fund I's Members' Capital. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates. Prior to Fund I's registration under the 1940 Act, the Advisor was paid an advisory fee by Fund I equal to actual expenses (including allocated salaries and certain items of overhead) incurred by the Advisor while advising and providing administrative services to Fund I.

    The Investment Funds pay asset-based management fees to the Portfolio Managers ranging from 1.00% to 2.00% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers generally receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fees on the Statement of Operations.

    BOARD OF MANAGERS' FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act, receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Managers who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

5.  ADMINISTRATIVE SERVICES

    PFPC Inc. serves as Administrative, Accounting and Investor Servicing Agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. PFPC Inc. receives a monthly fee primarily based upon the average Members' Capital of Fund I, subject to minimum monthly fees.

6.  SECURITIES TRANSACTIONS

    Total purchases and redemptions of investments in Investment Funds by Fund I for the year ended March 31, 2006 amounted to $658,265,114 and $334,485,951, respectively.

7.  TAX

    The cost of investments in Investment Funds for Federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of March 31, 2006. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2005.

                                            TAX BASIS           BOOK BASIS
                                         --------------       --------------
    Cost basis                           $1,833,050,066       $1,826,322,813
    Gross unrealized gain                   291,486,216          298,213,469
    Gross unrealized loss                    (9,065,940)          (9,065,940)
    Net unrealized gain on investments      282,420,276          289,147,529

    Each Member of Fund I as of March 31, 2006 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code.

8.  CREDIT, LIQUIDITY AND MARKET RISK

    Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny a redemption request depending on the Investment Fund's governing agreements. As of March 31, 2006, approximately 20% of the investments in Investment Funds by Fund I are potentially subject to early redemption fees.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

8.  CREDIT, LIQUIDITY AND MARKET RISK (CONTINUED)

    Additionally, liquidity in investment funds may be limited due to a discretionary "gate" that may be imposed by the Investment Fund. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to redeem from Investment Funds on their respective liquidity dates. As of March 31, 2006, approximately 39% of the investments in Investment Funds by fund I are potentially subject to gates.

    Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. As of March 31, 2006, Fund I has not experienced any losses in such accounts.

    Some of the Investment Funds may invest all or a portion of their assets in private placements which may be illiquid. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until Fund I fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. As of March 31, 2006, approximately 3% of the investments in Investment Funds by Fund I are potentially subject to side pockets.

9.  REPURCHASE OF COMPANY INTERESTS

    No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

    The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement.

10. UNDERLYING FUNDS

    As of March 31, 2006, Fund I did not have any investments in Investment Funds exceeding 5% of Fund I's Members' Capital.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONCLUDED)
--------------------------------------------------------------------------------

11. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

    In the  normal  course of  business,  the  Investment  Funds in which Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. Fund I's risk of loss in these Investment Funds is limited to the value of the investments reported by the Investment Funds. Fund I itself does not invest in securities with off-balance sheet risk.

12. SUBSEQUENT EVENTS

    During the period from April 1, 2006 through May 1, 2006, there were additional capital contributions of $46,500,000.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following represents the ratios to average Members' Capital and other supplemental information for the following periods:


                                                                                                                   Period from
                                                                                                                  June 26, 2001
                                        Year                Year                Year                Year         (Commencement
                                        Ended              Ended               Ended               Ended        of Operations) to
                                   March 31, 2006      March 31, 2005     March 31, 2004      March 31, 2003      March 31, 2002
Total Return (1)                        11.15%              4.43%               11.64%            (0.48)%               3.08%
Members' capital, end
  of period (000)                     $2,580,788          $1,933,318          $1,144,829          $609,999            $582,821
Portfolio Turnover                         16%                 9%                   7%(4)             48%                  0%

Annualized ratios to
  average Members' capital: (3)

Operating expenses
  (excluding dividend expense)
  before reimbursement of
  management fee to Fund I               1.07%              1.07%                1.12%              0.73%               0.96%(2)

Dividend expense                         0.00%              0.00%                0.05%              0.03%               0.00%
Reimbursement of
  management fee to Fund I               0.00%              0.00%                0.00%              0.00%             (0.30)%(2)

Net expenses                             1.07%              1.07%                1.17%              0.76%               0.66%(2)


Net investment loss                    (0.99)%            (1.06)%              (1.12)%            (0.70)%             (0.60)%(2)

(1)  Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Total return for a period of less than a full year are not annualized. Returns are geometrically linked based on capital cash flow dates during the reporting period. An individual Member's results may vary from these results based on the timing of capital transactions.

(2)  The ratios of expenses and net investment loss are annualized.

(3)  Average Members' capital is measured using the weighted average Members' capital at each cash flow date.

(4)  Does not include transfer of separate account assets to Numeric European Long/Short Fund I L.P.

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers and officers of the Company is set forth below.


Name, Age, Address, Position        Principal Occupation          Number of Affiliated        Other
with the Company and Length         During the Past Five          Funds Overseen by           Directorships
of Time Served                      Years                         Manager                     Held
-------------------------------     --------------------------    ------------------------    -----------------------

BOARD OF MANAGERS

Nancy C. Everett*, 51,              Chairman and CEO of              None                     Emerging Markets
New York, NY                        General Motors Investment                                 Growth Fund, Inc.
Manager, President, and             Management Corporation
Chief Executive Officer             ("GMIMCo") (2006- Present);
Since March 2, 2006                 Chief Investment Officer of
                                    GMIMCo (2005-Present)
                                    and President of GMIMCo
                                    (2006-2006);
                                    CIO of Virginia Retirement
                                    System (1999-2005)


Charles A. Hurty, 62,               Independent Consultant           None                     Citigroup Alternative
Darien, CT                          (2001 - Present); Partner,                                Investments Multi-
Manager,                             KPMG (until 2001)                                        Adviser Hedge Fund
Since November 25, 2002                                                                       Portfolios, LLC
                                                                                              (2 portfolios);
                                                                                              Credit Suisse
                                                                                              Alternative
                                                                                              Capital, Inc.
                                                                                              (15 registrants);
                                                                                              i Share, Inc.
                                                                                              (24 portfolios);
                                                                                              i Share Trust
                                                                                              (77 portfolios)


Robert E. Shultz, 66,               Partner, TSW Associate           None                     Vestaur Securities
Wilton, CT                          (1997 - Present)                                          Fund; LIM Asia
Manager,                                                                                      Arbitrage Fund, Inc.
Since November 25, 2002


 * - Manager who is an  "interested  person" of the  Company,  as defined in the 1940 Act.

OFFICERS

Lori V. O'Shaughnessy, 34,          Counsel and Vice President,      None                     None
Boston, MA                          PFPC, Inc. (2005-Present);
Secretary                           Associate Counsel and
Since November 25, 2002             Director, PFPC Inc.
                                    (2002 - 2005);
                                    Associate Counsel,
                                    Investors Bank & Trust
                                    Co. (2001 - 2002)

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

FUND MANAGEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


Name, Age, Address, Position        Principal Occupation          Number of Affiliated        Other
with the Company and Length         During the Past Five          Funds Overseen by           Directorships
of Time Served                      Years                         Manager                     Held
-------------------------------     --------------------------    ------------------------    -----------------------
Patricia M. McDonald, 59,           Vice President and               None                     None
New York, NY                        Secretary, GMIMCo
Assistant Secretary,                (1999 - Present)
Since November 25, 2002

David Hartman, 41,                  Vice President & General         None                     None
New York, NY                        Counsel, GMIMCo (2005
Assistant Secretary,                Present, Staff Attorney,
Since November 25, 2002             GMIMCo (2001-2005);
                                    Vice President, Zurich
                                    Scudder Investments
                                    (2000-2001)


Merryl Hoffman, 44,                 Assistant General Counsel,       None                     None
New York, NY                        GMIMCo (2002-Present); Vice
Assistant Secretary                 President & Senior Counsel
Since November 21, 2005             Oppenheimer- Funds, Inc.
                                    (1992-2002)


Michael E. Klehm, 50,               President & Chief Operating      None                     None
New York, NY                        Officer (2006-Present);
Treasurer &                         Senior Vice President &
Principal Financial Officer,        Chief  Financial Officer,
Since September 30, 2004            GMIMCo (2004-2006);
                                    Chief Operating Officer,
                                    (2001-2004);
                                    Chief Operating Officer
                                    Chief Financial Officer
                                    & Treasurer (2000-2001);
                                    Chief Operating Officer
                                    (1999-2000)



Mary A. Mullin, 52,                 Chief Compliance Officer,        None                     None
New York, NY                        GMIMCo (2005-Present);
Chief Compliance Officer,           Compliance Executive, Asset
Since November 21, 2005             Management Group, Bank of
                                    America (2002-2005); Managing
                                    Director, Compliance, Deutsche
                                    Asset Management Americas,
                                    Deutsche Bank (1999-2002)

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION (UNAUDITED)
MARCH 31, 2006
--------------------------------------------------------------------------------

    PROXY VOTING

    A description of Fund I's Proxy Voting Policies and Procedures and Fund I's portfolio securities voting record for the period July 1, 2004 through June 30, 2005 is available on the Securities and Exchange Commission's ("SEC") web site at www.sec.gov. These are found on the site under "Filings and Forms (EDGAR) - Search for Company's Filings" and then "Companies & Other Filers" and may also be obtained at no additional charge by calling collect 302-791-2595.


    FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS ("FORM N-Q")

    Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I's Form N-Q is available on the SEC's web site at www.sec.gov (by conducting a "Search for Company Filings") and may be obtained at no additional charge by calling collect 302-791-2595.

    APPROVAL BY THE BOARD OF MANAGERS OF THE INVESTMENT ADVISORY AGREEMENT

    The Investment Company Act of 1940 requires that the Board of Managers ("Board") of GMAM Absolute Return Strategies Fund, LLC (the "Company"), including a majority of its members of the Board who are not affiliated with the Company's investment adviser ("Independent Managers") voting separately, annually approve the Investment Advisory Agreement ("Advisory Agreement") between the Company, on behalf of GMAM Absolute Return Strategy Fund I ("Fund"), and General Motors Investment Management Corporation ("GMIMCo"), the investment adviser.

    At an in-person meeting held on November 21, 2005, the Board considered and approved the continuation of the Advisory Agreement. In their deliberations, the Independent Managers had the opportunity to meet in executive session with legal counsel for the Fund without representatives of GMIMCo present. In evaluating the Advisory Agreement, the Board considered the information and materials furnished by GMIMCo in advance of the meeting, as described below.

    In considering the approval of the Advisory Agreement, the Board, including the Independent Managers, evaluated a number of factors relevant to their determination. They did not identify any single factor as all-important or controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor.

    Among the factors considered by the Board in approving the Advisory Agreement were the following:

    NATURE, EXTENT AND QUALITY OF SERVICES - The Board considered the nature, extent and quality of the services provided by GMIMCo. In their deliberations, the Board was provided an overview of GMIMCo's corporate structure and its investment philosophy. In addition, the Board was provided a list of changes to GMIMCo's key personnel. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of GMIMCo to attract and retain high-quality personnel, and the organizational depth and stability of GMIMCo.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
MARCH 31, 2006
--------------------------------------------------------------------------------

    INVESTMENT PERFORMANCE OF FUND - In considering the Fund's performance, advisory fees and expense ratio, the Board requested and received from GMIMCo a report which compared the Fund's performance to a relevant peer group as of September 30, 2005 for the (i) past 3 months, (ii) from January 1, 2005 to September 30, 2005, (iii) for the past 12 months and (iv) since December 1, 2002. The Board considered whether the investment results were consistent with the Fund's investment objectives.

    ADVISORY FEE AND OTHER EXPENSES - The Board also considered GMIMCo's advisory fee and other expenses. GMIMCo presented to the Board, and the Board considered, a comparative fee analysis report that was included in the materials provided to the Board. In particular, the Board reviewed a survey of fund-of-funds management and incentive fees. GMIMCo's financial statements for the years ended December 31, 2004 and 2003 were also reviewed by the Board.

    PROFITABILITY AND ECONOMIES OF SCALE - The Board also considered GMIMCo's profitability analysis that had been included in the materials provided to the Board. The profitability analysis report detailed GMIMCo's actual results with respect to its management of the Fund for the one-year period October 1, 2004 through September 30, 2005 and GMIMCo's expected profitability for the period October 1, 2005 through September 30, 2006. The Board discussed and considered GMIMCo's profitability and the methodology it utilized to calculate profitability. The Board was subsequently provided with a revised profitability analysis that reflected the Fund's investment allocation policy.

    The Board also considered whether the Fund's assets were approaching the levels that would warrant consideration of the addition of breakpoints to the Fund's management fee schedule. Fund counsel provided advice on factors that could prompt consideration of breakpoints including an increase in profitability of the adviser. The Board was subsequently provided with an analysis of hedge fund of funds with over $1 billion of assets and over $2 billion of assets, management fees charged and incentive fees charged and was satisfied that the Fund's management fees are at the low end of the range for the Company's peer group.

    In the executive session, without members of GMIMCo present, the Independent Managers thoroughly reviewed and evaluated the factors to be considered for the approval of the Advisory Agreement including, but not limited to: (1) the total compensation to be received by GMIMCo; (2) the expenses incurred by GMIMCo in performing its services under the Advisory Agreement; (3) the profitability of GMIMCo; (4) the total cost to the Fund of using GMIMCo's services; (5) the Fund's expense ratio; (6) any possible reduction in fees paid to GMIMCo to reflect economies of scale; (7) competitive prices for comparable services; (8) the past performance of GMIMCo; and (9) GMIMCo's due diligence process in selecting and monitoring the Fund's investment managers.

    The Independent Managers expressed their satisfaction with the information provided at this Board meeting and at prior Board meetings. In addition, the Independent Managers stated that they had received enough information to consider and approve the renewal of the Advisory Agreement.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)
MARCH 31, 2006
--------------------------------------------------------------------------------

    CONCLUSION - The foregoing factors were among those weighed by the Board, including the Independent Managers, in determining that the terms and conditions of the Advisory Agreement and the compensation to GMIMCo provided therein are fair and reasonable and, thus, approved the continuation of the Advisory Agreement for an additional one-year period.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Charles A. Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $40,700 for 2006 and $37,000 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $ 0 for 2006 and $0 for 2005.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $35,600 for 2006 and $0 for 2005.

     Tax  fees  represent  tax  advice  and  compliance   services  provided  in
     connection with the review of the Registrant's tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

               GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC ("FUND")

                      PRE-APPROVAL POLICIES AND PROCEDURES

                    AS ADOPTED BY THE FUND'S AUDIT COMMITTEE
                          (amended as of March 2, 2006)

         The Sarbanes-Oxley Act of 2002 ("Act")(1) and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules")(2) require that the Fund's Audit Committee approve all audit services (as described in Appendix A to these Policies and Procedures) and non-audit services provided to the Fund by its independent accountant ("Auditor"), as well as all non-audit services provided by the Auditor to the Fund's investment adviser ("Adviser") and to affiliates of

----------
(1) Pub. L. 107-204,  116 Stat. 745 (2002).
(2) Sec. Act Rel. No. 8183 (Mar. 20, 2003).

Adviser that provide ongoing services to the Fund ("Service Affiliates") if such services directly impact the Fund's operations and financial reporting.

         The Auditor may not provide prohibited non-audit services to the Fund or its Service Affiliates. Prohibited non-audit services are described in Appendix B to these Policies and Procedures. The Fund's Service Affiliates are listed on Schedule 1 to these Policies and Procedures.

         The following policies and procedures govern the ways in which the Audit Committee must pre-approve audit and various categories of permitted non-audit services that the Auditor may provide to the Fund and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates (except in the limited circumstances provided above, in which case they do apply), nor do they apply to services that an audit firm other than the Auditor provides to such entities.

         These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Fund may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.       GENERAL

         1. The Audit Committee must pre-approve all audit services and permitted non-audit services that the Auditor provides to the Fund.

         2. The Audit Committee must pre-approve any engagement of the Auditor to provide permitted non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund's operations and financial reporting.

B.       PRE-APPROVAL OF AUDIT SERVICES TO THE FUND

         1. The Audit Committee shall pre-approve the engagement of an auditor to certify the Fund's financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as defined in Section D below). In approving the Engagement, the Audit Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Audit Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Audit Committee also shall consider the Auditor's proposed fees for the engagement, in light of the scope and nature of the audit services that the Fund will receive.

         2. The Audit Committee shall report to the Board of Managers of the Fund (the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

         3. The Engagement shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Fund's board who are not interested persons of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of
                  1940) ("Independent Managers").

C. PRE-APPROVAL OF PERMITTED NON-AUDIT SERVICES TO THE FUND AND TO SERVICE AFFILIATES - BY TYPES OR CATEGORIES OF SERVICES

         1. The Audit Committee may pre-approve types of permitted non-audit services to the Fund and its Service Affiliates pursuant to this Section C. In connection with such pre-approval, the Audit Committee may set such limits on fees and other conditions as it believes to be appropriate.

         2. The Audit Committee, after appropriate consideration of such information as it deems relevant, may pre-approve a non-audit service that is not a prohibited service (see Appendix B) if it specifically finds that the provision of such service is consistent with, and will not impair, the ongoing independence of the Auditor.

         3. Annually, at such time as the Audit Committee considers the Engagement of the Auditor, management of the Fund, in consultation with the Auditor, shall provide to the Audit Committee, for its consideration and action, the following:
                  (a) a list of those types of non-audit services, if any, that the Fund may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Fund's operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year. A non-exclusive list of permissible non-audit services is provided in Appendix C to these Policies and Procedures.

         4. The lists submitted to the Audit Committee as described above shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees where possible and such other information as the Audit Committee may request.

         5. The Audit Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year, subject to any conditions or limitations set by the Audit Committee.

         6. The Fund's management will distribute a list of the types of non-audit services pre-approved by the Audit Committee pursuant to this Section C to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Audit Committee those non-audit services that have been or are being provided pursuant to this Section C.

D. PRE-APPROVAL OF PERMITTED NON-AUDIT SERVICES TO THE FUND AND TO SERVICE AFFILIATES - PROJECT-BY-PROJECT BASIS

         1. The Audit Committee also may pre-approve permitted non-audit services on a project by project basis pursuant to this Section D.

         2. Management of the Fund, in consultation with the Auditor, may submit either to the Audit Committee or to the Designated Member, as defined below, for its consideration and action, a pre-approval request identifying one or more non-audit service projects, as well as any material changes proposed in a service that has been pre-approved (including a discussion of the reason for such change). The request so submitted shall describe the project or projects in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Audit Committee or Designated Member shall request.

         3. The Audit Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Audit Committee's behalf, (i) any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee or (ii) any proposed material changes to the nature or costs of a non-audit service previously approved. The Fund's management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

         4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

                  (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Fund or to a Service Affiliate; or

                  (b) refer such matter to the full Audit Committee for its consideration and action.

                  In considering any requested non-audit services or proposed material change in such services, the Designated Member shall take into account any restrictions placed by the Audit Committee on his or her pre-approval authority.

         5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit service or proposed material change in service pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Audit Committee not later than at its next scheduled meeting. If the Designated Member does not or may not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Audit Committee for its consideration and action.

E.       AMENDMENT; ANNUAL REVIEW

         1. The Audit Committee may take appropriate action to amend these Policies and Procedures from time to time.

         2. These Policies and Procedures shall be reviewed annually by the Audit Committee.

F.       RECORDKEEPING

         1. The Fund shall maintain a written record of all decisions made by the Audit Committee or by a Designated Member pursuant to these Policies and Procedures, together with appropriate supporting material.

         2. In connection with the approval of any non-audit service pursuant to the DE MINIMIS exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rule, have been satisfied.

         3. A copy of these Policies and Procedures and of any amendments to these Policies and Procedures shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraph 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

G.       ENTIRE DOCUMENT

         1. The Schedules and Appendices attached hereto form a part of these Policies and Procedures, and taken together these Policies and Procedures and such Schedules and Appendices constitute one and the same document.

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC

               SCHEDULE 1 TO PRE-APPROVAL POLICIES AND PROCEDURES
                         SERVICE AFFILIATES OF THE FUND
                         ------------------------------
                              (AS OF MARCH 2, 2006)


1.       General Motors Investment Management Corporation

2.       General Motors Trust Company

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC


               APPENDIX A TO PRE-APPROVAL POLICIES AND PROCEDURES

                                 AUDIT SERVICES
                                 --------------


         FOR PURPOSES OF THESE PROCEDURES, "AUDIT SERVICES" PROVIDED TO THE FUND INCLUDE THE FOLLOWING:

         1. ANNUAL AUDIT OF THE FUND'S FINANCIAL STATEMENTS AND OTHER REVIEWS, AS NECESSARY.

         2. Other procedures, including review of tax provisions, that need to be performed by the Auditor in order to provide an opinion on the Fund's financial statements, including tests performed to evaluate the Fund's internal control systems, information systems and procedures.

         3. Preparation of the Auditor's report on the Fund's internal controls for financial reporting, and related procedures.

         4. Services that generally only the Auditor can provide, such as consents, comfort letters, assistance with and review of documents filed with the SEC, and statutory audits.

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC


               APPENDIX B TO PRE-APPROVAL POLICIES AND PROCEDURES

                               PROHIBITED SERVICES
                               -------------------


         IN CONSIDERING WHETHER TO PRE-APPROVE A SERVICE, THE AUDIT COMMITTEE SHOULD BE AWARE THAT THE AUDITOR IS PROHIBITED FROM PROVIDING CERTAIN SERVICES TO ANY "INVESTMENT COMPANY COMPLEX ENTITY", SUBJECT TO LIMITED EXCEPTIONS NOTED BELOW. "INVESTMENT COMPANY COMPLEX ENTITIES" INCLUDE:

         1.       The Fund and its investment adviser;

         2. Any entity controlled by or controlling the Fund's investment adviser, and any entity under common control with the Fund's investment adviser if such entity (a) is an investment adviser, or (b) is in the business of providing administrative, custodian, underwriting, or transfer agent services to any investment company or investment adviser; and

         3. Any investment company (including entities that would be investment companies but for the exclusions provided by
                  Section 3(c) of the Investment Company Act of 1940) advised by the Fund's investment manager or investment adviser or by another entity specified in paragraph 2 above.

         NOTE:    THE TERM "INVESTMENT ADVISER" FOR THIS PURPOSE DOES NOT
         -----    INCLUDE A SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO
                  MANAGEMENT AND THAT IS SUBCONTRACTED WITH OR OVERSEEN BY
                  ANOTHER INVESTMENT ADVISER.

The Fund's "Investment Company Complex Entities" consist of:

         a. GMAM Absolute Return Strategies Fund, LLC
         b. General Motors Investment Management Corporation
         c. General Motors Trust Company

         THE FOLLOWING SERVICES MAY NOT BE PROVIDED BY THE FUND'S AUDITOR TO AN INVESTMENT COMPANY COMPLEX ENTITY, EXCEPT AS NOTED:

1. BOOKKEEPING OR OTHER SERVICES RELATED TO THE ACCOUNTING RECORDS OR FINANCIAL STATEMENTS OF AN INVESTMENT COMPANY COMPLEX ENTITY,
         INCLUDING:

         o Maintaining or preparing the accounting records for an Investment Company Complex Entity;

         o Preparing an Investment Company Complex Entity's financial statements that are filed with the SEC, or that form the basis for such financial statements; or

         o Preparing or originating source data underlying an Investment Company Complex Entity's financial statements.

2.       FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION, INCLUDING:

         o Directly or indirectly operating, or supervising the operation of, an Investment Company Complex Entity's information system or managing an Investment Company Complex Entity's local area network.

         o Designing or implementing a hardware or software system that aggregates source data underlying the financial statements or generates information that is significant to an Investment Company Complex Entity's financial statements or other financial information systems taken as a whole.

3.       APPRAISAL OR VALUATION SERVICES, FAIRNESS OPINIONS, OR
         CONTRIBUTION-IN-KIND REPORTS.

4. ACTUARIAL SERVICES. This category includes any actuarially-oriented advisory service involving the determination of amounts recorded in an Investment Company Complex Entity's financial statements and related accounts. This prohibition does not apply to providing assistance to an Investment Company Complex Entity in understanding the methods, models, assumptions, and inputs used in computing an amount.

5. INTERNAL AUDIT OUTSOURCING SERVICES. This category includes any internal audit service for an Investment Company Complex Entity that has been outsourced by the Investment Company Complex Entity that relates to the Investment Company Complex Entity's internal accounting controls, financial systems, or financial statements.

                  EXCEPTION: The foregoing services 1-5 may be provided if the Audit Committee reasonably concludes that the results of these services will not be subject to audit procedures during an audit of an Investment Company Complex Entity's financial statements.

6. MANAGEMENT FUNCTIONS. This category includes acting, temporarily or permanently, as a director, officer, or employee of an Investment Company Complex Entity, or performing any decision-making, supervisory, or ongoing monitoring function for an Investment Company Complex Entity.

7.       HUMAN RESOURCES. Services in this category are:

         o searching for or seeking out prospective candidates for managerial, executive, or director positions;

         o engaging in psychological testing, or other formal testing or evaluation programs;

         o undertaking reference checks of prospective candidates for an executive or director position;

         o acting as a negotiator on behalf of an Investment Company Complex Entity, such as determining position, status or title, compensation, fringe benefits, or other conditions of employment; or

         o recommending, or advising an Investment Company Complex Entity to hire, a specific candidate for a specific job (except that the Fund's Auditor may, upon request by an Investment Company Complex Entity, interview candidates and advise the Investment Company Complex Entity on the candidate's competence for financial accounting, administrative, or control positions).

8. BROKER-DEALER, INVESTMENT ADVISER, OR INVESTMENT BANKING SERVICES. Services in this category include:

         o acting as a broker-dealer (registered or unregistered), promoter, or underwriter, on behalf of an Investment Company Complex Entity;

         o making investment decisions on behalf of an Investment Company Complex Entity, or otherwise having discretionary authority over an audit client's investments;

         o executing a transaction to buy or sell an audit client's investment; or

         o having custody of assets of an Investment Company Complex Entity, such as taking temporary possession of securities purchased by an Investment Company Complex Entity.

9. LEGAL SERVICES. A prohibited legal service is any service to an Investment Company Complex Entity that, under circumstances in which the service is provided, could be provided only by someone licensed, admitted, or otherwise qualified to practice law in the jurisdiction in which the service is provided.

10. EXPERT SERVICES UNRELATED TO THE AUDIT. This category includes providing an expert opinion or other expert service for an Investment Company Complex Entity, or an Investment Company Complex Entity's legal representative, for the purpose of advocating an Investment Company Complex Entity's interests in litigation or in a regulatory or administrative proceeding or investigation. This prohibition is not applicable to cases in which the Fund's independent accountant provides a factual account, including testimony, of work performed, or explains the positions taken or conclusions reached during the performance of any services provided by the accountant to an Investment Company Complex Entity.

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC


               APPENDIX C TO PRE-APPROVAL POLICIES AND PROCEDURES

                               NON-AUDIT SERVICES
                               ------------------


         FOR PURPOSES OF THESE POLICIES AND PROCEDURES, THE FOLLOWING SERVICES ARE PERMISSIBLE "NON-AUDIT SERVICES." IF THE SERVICES ARE (I) NOT PROHIBITED SERVICES, AND (II) TO BE PROVIDED TO A SERVICE AFFILIATE AND THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE FUND, THESE SERVICES ARE SUBJECT TO THE PRE-APPROVAL REQUIREMENTS OF THESE POLICIES AND PROCEDURES.

         1. AUDIT-RELATED SERVICES (traditionally performed by the firm engaged as Auditor)

                  o        Audit of an employee benefit plan.

                  o Due diligence procedures related to mergers and acquisitions.

                  o        Review of internal controls.

                  o Consultations concerning financial accounting and reporting standards.

         2.       TAX SERVICES

                  o Tax compliance services, including preparation of tax returns.

                  o        Tax planning and advice.

         3.       OTHER NON-AUDIT SERVICES

                  o        Advisory and consultation services.

                  o        Other non-audit services not listed above.



--------------------------------------------------------------------------------

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

                                 2006         2005
                                 ----         ----

          Audit Related Fees     $  524,000   $  498,000

          Tax Fees               $  775,000   $  750,000

          All Other Fees         $        0   $   35,540

          Total Non-Audit Fees   $1,299,000   $1,283,540

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are set forth below.

             GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC (THE "FUND")

                      PROXY VOTING POLICIES AND PROCEDURES

The Fund is responsible for voting proxies on securities held in its portfolio ("portfolio securities"). For purposes of these Proxy Voting Policies and Procedures, the term "proxy" includes shareholder consents received from unregistered investment companies in which the Fund invests ("Investment Funds"). If the Fund does receive a proxy, except as noted below, the decision regarding how to vote such proxy shall be made by the portfolio manager(s) of the Fund's investment adviser and sub-adviser, if any, (collectively "Investment Adviser(s)") responsible for the Fund investment that is the subject of the proxy. In deciding how to vote proxies, the portfolio manager is required to comply with these policies and procedures.

GENERAL PRINCIPLE

The Fund considers the proxy vote to be an asset of the Fund. Accordingly, all proxies must be voted solely in the best interests of the Fund and its members ("Members"). It is the portfolio manager's responsibility to review each proxy and the related materials and to determine what vote represents the Fund's and its Members' best interests. Although the portfolio manager may, and, to the extent possible, should, utilize both internal and external research and resources, information, and/or services to assist him or her in understanding and analyzing a specific proxy issue, the portfolio manager is solely responsible for voting each proxy that he or she receives in a timely manner and for the exclusive purpose of providing benefits to the Fund and its Members. In this regard, and subject to the specific guidelines set forth below, the portfolio manager generally will seek to enhance the value of the Fund's portfolio by voting each proxy in a manner that is designed to maximize the value of the Fund's investment. A portfolio manager shall evaluate all proxy proposals on an individual basis. Subject to any applicable contractual obligations, there may be times when a portfolio manager determines that refraining from voting a proxy is in the Fund's best interest, such as when such portfolio manager determines that the cost of voting a proxy exceeds the expected benefit to the Fund.

SPECIFIC GUIDELINES

The portfolio manager will evaluate each proxy in light of the Fund's and its Members' best interests. With respect to certain proxy voting questions, the Fund's interests generally will be best served by voting in the following manner.

In the absence of specific detrimental information, the portfolio manager will generally vote for:

o  Proposed managers or directors, if unopposed.
o  The annual election of managers or directors.
o  Company management's recommendation of independent auditor.
o  Stock incentive plans for employees, directors, or managers.
o Management requests for authorization to increase the number of authorized common shares and/or for stock splits.

In the absence of specific detrimental information, the portfolio manager will generally vote against:

o  Compensation packages deemed to be excessive.
o Shareholder proposals requiring preemptive rights because such rights generally are too confining.
o Shareholder proposals creating staff costs to serve a narrow interest, such as:
   -  reporting on management's prior government service;
   - disclosure of executive officer compensation beyond what is required by the SEC; or
   -  environmental reports beyond those required by law.

MATERIAL CONFLICTS OF INTEREST

The above proxy voting principles and guidelines are designed to ensure that proxies are properly voted. Additionally, with regard to the voting of proxies by the Fund, material conflicts of interest must be avoided. Because the Fund invests most of its assets in Investment Funds and is not affiliated with any investment bank, it is highly unlikely that any specific proxy will result in a material conflict of interest between the Fund, the Fund's Investment Adviser(s) or an affiliated person of such person (an "Affiliated Person") and any Member. In the unlikely event that (i) a specific proxy is not addressed by any of the guidelines above and (ii) the Investment Adviser(s) or its Affiliated Person has a material conflict or is aware of a potential material conflict in connection with a proxy vote, the portfolio manager may not vote the proxy. Instead, a decision regarding the voting of such proxy will be made by the managers of the Fund who are not "interested persons" of the Fund, as that term is defined in the Investment Company Act of 1940.

Personnel of the Investment Adviser(s) are under an obligation (i) to be aware of the potential for conflicts of interest in voting proxies on behalf of the Fund both as a result of an employee's personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser(s)' business; and (ii) to bring conflicts of interest of which they become aware to the attention of the General Counsel of such Investment Adviser or his or her designee. A conflict of interest arises when the existence of a personal or business relationship on the part of the Investment Adviser(s) or one of its employees might influence, or appear to influence, the manner in which the portfolio manager decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which an employee of the Investment Adviser(s) has a spouse or other close relative who serves as a senior executive of a company. An example of a business relationship that creates a potential conflict of interest would be a situation in which a company or its senior executives are clients of the Investment Adviser(s).

RECORDKEEPING

The Fund will maintain (i) a copy of these Proxy Voting Policies and Procedures;
(ii) a record of any proxy statements or shareholder consents received by the Fund in connection with portfolio securities if not readily available through a third party service provider or through the Security and Exchange Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system; (iii) a record of all proxy votes cast or shareholder consents executed in connection with portfolio securities; (iv) a record of all written Member requests for proxy voting information and the Fund's written response to any such Member requests (regardless of whether the Member request was written or oral); and (v) copies of all communications received and any other internal documents created that are material to the proxy voting or shareholder consent execution decision or that memorialize the basis for any such decision. These records will be maintained in an easily accessible place for a period of five years. The Fund is permitted to use a third party service provider to maintain proxy statements and proxy votes cast if the provider undertakes to provide copies of the records promptly to the Fund upon request. In addition, each Investment Adviser will maintain all proxy voting records that it is required to maintain under applicable law.

OTHER POLICIES

Investment Advisers may from time to time adopt their own proxy voting policies and procedures relating to the voting of proxies with respect to securities held in client accounts. Such policies and procedures shall not apply to the voting of proxies with respect to securities held by the Fund.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS


         As of the date of this filing, John S. Stevens is Managing Director - Absolute Return Strategies and Portfolio Manager of the Fund. In addition, Mr. Stevens oversees the Adviser's Global Tactical Asset Allocation (GTAA) Program. He also has extensive experience as a Portfolio Manager within the Adviser's Global Fixed Income Group. Mr. Stevens has been employed by the Adviser since 1997.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR
         MANAGEMENT TEAM MEMBER

         As of the date of this filing, the GMAM Absolute Return Strategy Fund I is the only account for which the Portfolio Manager is primarily responsible for the day-to-day management. The Portfolio Manager, as the Managing Director of the Adviser's Absolute Return Strategies group, has oversight of other fund and portfolio managers.

         POTENTIAL CONFLICTS OF INTERESTS

GM ACCOUNTS

         General Motors and its affiliates (collectively, the "GM Affiliates"), including the Adviser, carry on substantial investment activities for their own accounts and for other investment funds and accounts including those of the GM Affiliates' employee benefit plans (collectively, the "GM Accounts"). The Fund has no interest in these activities. Certain employees of the Adviser engaged in the management of the Fund may also be employees of a GM Affiliate in addition to the Adviser and consequently may be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity between the Fund and such other activities. The Adviser and its officers and employees will devote as much time to the affairs of the Fund as in their judgment is necessary and appropriate.

         The Adviser or another GM Affiliate may determine that an investment opportunity is appropriate for itself or a GM Account, but the Adviser may determine that it is not appropriate for the Fund. Situations also may arise in which GM Accounts make investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or made available to, the Fund. In addition, to the extent permitted by the 1940 Act, the Fund may invest alongside GM Accounts. The investment activities of the GM Affiliates and GM Accounts may disadvantage the Fund in certain situations, if among other reasons, such activities limit the Fund's ability to invest in or dispose of a particular investment.

         The GM Accounts and GM Affiliates may have an interest in an account managed by, or enter into relationships with, an Investment Manager or its affiliates on terms different from those applicable to the Fund.

         The GM Accounts, GM Affiliates and their respective officers, directors, partners, members or employees may have business relationships with the issuers of securities that are held by the Investment Funds or by the Fund. They may also own the securities of these issuers or hold a seat on the board of directors of an issuer. Conflicts of interest may also arise in connection with investment in the Fund by GM Affiliates or by GM Accounts managed by the Adviser or another GM Affiliate. Such conflicts could arise, for example, with respect to the timing, structuring or terms of such investments or the disposition thereof.

INVESTMENT MANAGERS

         An Investment Manager will not necessarily consider participation by the Fund or the relevant Investment Fund in all appropriate investment opportunities that are under consideration for investment by the Investment Manager for one or more accounts or entities managed by such Investment Managers or its affiliates (All Investment Funds and other accounts managed by the Investment Managers or their affiliates, excluding the Fund, are referred to collectively as the "Investment Manager Accounts") that pursue similar investment programs. In addition, there may be circumstances under which an Investment Manager will cause its Investment Manager Accounts to commit a larger or smaller percentage of their respective assets to an investment opportunity than the percentage which the Investment Manager will commit of the Fund's or the relevant Investment Fund's assets. As a result of these and other factors, the investment activities of the Fund or an Investment Fund, on the one hand, and Investment Manager Accounts, on the other, may differ considerably from time to time. In addition, the fees and expenses of an Investment Fund may differ from those of the Investment Manager Accounts and the Fund. Accordingly, prospective Members should note that the future performance of an Investment Manager's Investment Fund and its Investment Manager Accounts will vary.

         When an Investment Manager determines that it would be appropriate for the Fund or its respective Investment Fund and one or more of its Investment Manager Accounts to participate in an investment opportunity at the same time, the Investment Manager's decisions regarding the aggregation, placement and allocation of orders may be subjective, and the Fund or any Investment Fund may not participate, or participate to the same extent, as the Investment Manager Accounts in all trades.

         Situations may occur where the Fund could be disadvantaged because of the investment activities conducted by the Investment Manager for the Investment Manager Accounts. Such situations may be based on, among other things (i) legal restrictions on the combined size of positions that may be taken for the Fund, the Investment Funds and the Investment Manager Accounts, thereby limiting the size of the Fund's or an Investment Fund's position and (ii) the difficulty of liquidating an investment for the Fund, an Investment Fund and the Investment Manager Accounts where the market cannot absorb the sale of the combined positions. In addition, a Subadviser may be legally restricted under the 1940 Act from entering into certain joint transactions in which the Fund or an Investment Fund it has organized participates with affiliates of the Subadviser, including its Investment Manager Accounts, without first obtaining exemptive relief from the SEC.

         Each Investment Manager and its principals, officers, employees and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund or an Investment Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees and affiliates of an Investment Manager that are the same, different, or made at a different time than positions taken for the Fund.

         An Investment Manager and its affiliates may under certain circumstances buy securities or other property from, or sell securities or other property to, the Investment Fund it manages and an Investment Fund may effect principal transactions in securities with one or more Investment Manager Accounts. These transactions could be made in circumstances where the Investment Manager has determined it would be appropriate for the Investment Fund to purchase and an Investment Manager Account to sell, or the Investment Fund to sell and an Investment Manager Account to purchase, the same security or instrument on the same day. Other investment activities of the Investment Managers, or their affiliates, and the principals, partners, directors, officers or employees of the foregoing may give rise to additional conflicts of interest.

         The Company, the Adviser and their respective directors, officers and employees may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made by the Adviser on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of the Company and the Adviser that are the same, different, or made at a different time than positions taken for the Fund. In order to mitigate the possibility that the Fund will be adversely affected by this personal trading, both the Company and the Adviser have advised that they have adopted a separate code of ethics (collectively, the "Codes of Ethics"), in each case in compliance with Section 17(j) of the 1940 Act, that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

         GM Affiliates will not knowingly purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may engage in transactions with accounts that are affiliated with the Company solely because they are advised by a GM Affiliate or because they have common officers, directors or managing members. These transactions would be effected in circumstances where the Adviser has determined that it would be appropriate for the Fund to purchase and a GM Account to sell, or the Fund to sell and a GM Account to purchase, the same security or instrument on the same day. All such purchases and sales will be made pursuant to procedures adopted by the Company pursuant to Rule 17a-7 under the 1940 Act. Affiliated broker-dealers of General Motors may act as broker for the Fund or the Investment Funds in effecting securities transactions.

(A)(3)   COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR
         MANAGEMENT TEAM MEMBERS


         As of March 31, 2006, for all service rendered to the Adviser, including his service as Portfolio Manager, Mr. Stevens receives compensation comprised of the following:

     1. A salary, with a typical adjustment interval of fifteen months, and such benefits as health and life insurance;

     2. A payment from an annual incentive plan (I.E., a bonus) which sets an annual target award and provides Mr. Stevens the opportunity to receive from 0 percent to 200 percent of this award. Approximately 75 percent of this award is based on quantitative factors including, among other factors, measuring the Fund's investment results against the U.S. 3 Month LIBOR Rate, while the balance is based on a qualitative assessment of Mr. Stevens's individual performance;

     3. A payment from a long-term incentive plan, ranging from 0 percent to 150 percent of a target award, based on the achievement of (1) projected overall profitability from General Motors Asset Management's ("GMAM") third party business over the upcoming three years and (2) projected asset returns on GM affiliated investments for the upcoming three to four years;

     4. General Motors Corporation stock options, granted annually with a ten-year exercise window; and

     5. Participation in the General Motors company vehicle program, which includes use of a GM company vehicle and payment by GM of certain vehicle-related expenses.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

         As of March 31, 2006, Mr. Stevens had no equity ownership in the Fund.

(B)      Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GMAM Absolute Return Strategies Fund, LLC
            -------------------------------------------------------------------
By (Signature and Title)*  /s/ Nancy C. Everett
                         ------------------------------------------------------
                           Nancy C. Everett, President and
                             Chief Executive Officer
                           (principal executive officer)

Date  June 8, 2006
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         ------------------------------------------------------
                           Nancy C. Everett, President and
                              Chief Executive Officer
                           (principal executive officer)

Date  June 8, 2006
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael E. Klehm
                         ------------------------------------------------------
                           Michael E. Klehm, Treasurer
                           (principal financial officer)

Date  June 6, 2006
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.